STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement, Disclosure [Abstract]
Summary of option activity
For the years ended December 31, 2022 and 2021, a summary of option activity under the Plan is presented below (in thousands):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
OUTSTANDING, December 31, 2020	11,227,890	$1.14	4.44	$12,032
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	300,000	$0.22	—	—
OUTSTANDING, December 31, 2021	10,927,890	$1.21	3.60	$11,687

UNVESTED, December 31, 2021	2,340,000	$0.85	5.25	$2,691

EXERCISABLE, December 31, 2021	8,587,890	$1.21	3.14	$8,996

Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
OUTSTANDING, December 31, 2022	10,927,890	$1.21	2.96	$11,687

UNVESTED, December 31, 2022	2,340,000	$0.85	4.25	$2,691

EXERCISABLE, December 31, 2022	8,587,890	$1.21	2.84	$8,996